Common Stock (Tables)	12 Months Ended
Jul. 02, 2011
Common Stock
Changes In Outstanding Shares Of Common Stock

Shares in thousands	2011	2010	2009
Beginning balances	662,118	695,658	706,359
Stock issuances
Stock option and benefit plans	3,211	1,055	38
Restricted stock plans	1,992	1,741	543
Reacquired shares	(80,221)	(36,417)	(11,390)
Other	–	81	108
Ending balances	587,100	662,118	695,658

Schedule Of Dividends Declared

In millions except per share data	2011	2010	2009
Common stock dividends declared	$275	$299	$306
Dividends per share amount declared	$0.46	$0.44	$0.44